Cover Page	6 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001862490
Current Fiscal Year End Date	--06-30
Entity Registrant Name	Tritium DCFC Limited